Segment Information	6 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Segment Information
25.	Segment Information
Financial information about the operating segments reported below is available by segment and evaluated regularly by the chief operating decision maker to make decisions about resource allocations and assess performance.
An overview of operations for each of the ten segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments and ICT-related equipment
Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management
PE Investment and Concession	:	Private equity investment; concession
Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels and battery energy storage system; recycling and waste management
Insurance	:	Life insurance
Banking and Credit	:	Banking; consumer finance
Aircraft and Ships	:	Aircraft investment and management; ship-related finance and investment
ORIX USA	:	Finance, investment and asset management in the Americas
ORIX Europe	:	Asset management of global equity and fixed income
Asia and Australia	:	Finance and investment businesses in Asia and Australia
Since April 1, 2023, segment profits have been calculated with a broadened scope of profit sharing for inter-segment collaboration. As a result, segment data for the three and six months ended September 30, 2022 has been retrospectively restated.
LDTI standard has been adopted since April 1. 2023, with the transition date of April 1, 2021, using the modified retrospective transition approach. As a result of the adoption of LDTI, Insurance segment data for the previous fiscal year has been retrospectively restated. For further information, see Note 2 “Significant Accounting and Reporting Policies (z) New accounting pronouncements.”
Financial information of the segments for the six months ended September 30, 2022 and 2023, and segment assets information as of March 31, 2023 and September 30, 2023 are as follows:

	Millions of yen
	Six months ended September 30, 2022		Six months ended September 30, 2023		March 31, 2023	September 30, 2023
	Segment revenues	Segment profits	Segment revenues	Segment profits	Segment assets	Segment assets
Corporate Financial Services and Maintenance Leasing	¥211,427	¥36,917	¥220,247	¥40,266	¥1,514,070	¥1,523,394
Real Estate	190,487	18,949	219,293	26,867	935,027	1,004,443
PE Investment and Concession	250,873	4,011	172,980	9,674	605,471	808,757
Environment and Energy	110,914	8,718	81,972	8,138	773,617	833,262
Insurance	265,870	14,785	288,586	37,038	2,050,412	2,105,725
Banking and Credit	40,944	15,215	42,727	16,471	2,698,747	2,705,802
Aircraft and Ships	28,496	10,649	29,229	10,415	742,890	907,147
ORIX USA	79,932	21,596	88,089	16,332	1,462,067	1,525,455
ORIX Europe	89,836	16,419	104,059	13,362	417,941	453,037
Asia and Australia	92,434	24,470	105,238	12,447	1,395,096	1,569,913

Total	¥1,361,213	¥171,729	¥1,352,420	¥191,010	¥12,595,338	¥13,436,935

Financial information of the segments for the three months ended September 30, 2022 and 2023 are as follows:

	Millions of yen
	Three months ended September 30, 2022		Three months ended September 30, 2023
	Segment revenues	Segment profits	Segment revenues	Segment profits
Corporate Financial Services and Maintenance Leasing	¥107,302	¥20,367	¥110,609	¥20,405
Real Estate	93,622	7,006	112,912	16,906
PE Investment and Concession	129,095	1,757	86,908	4,017
Environment and Energy	64,113	5,196	44,856	5,123
Insurance	138,328	3,346	134,805	17,825
Banking and Credit	20,903	7,979	21,584	8,282
Aircraft and Ships	13,932	5,233	16,456	6,787
ORIX USA	44,350	15,557	44,725	6,614
ORIX Europe	46,139	7,118	52,478	9,139
Asia and Australia	47,433	11,684	53,784	4,405

Total	¥705,217	¥85,243	¥679,117	¥99,503

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests. Net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses
(pre-tax)
attributable to ORIX Corporation Shareholders. Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax
basis. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are net investment in the leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for finance lease and operating lease (included in other assets), advances for property under facility operations (included in other assets), goodwill, intangible assets acquired in business combinations (included in other assets) and servicing assets (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Segment revenues:
Total revenues for segments	¥1,361,213	¥1,352,420
Revenues related to corporate assets	12,652	15,569
Revenues from inter-segment transactions	(9,049)	(8,254)

Total consolidated revenues	¥1,364,816	¥1,359,735

Segment profits:
Total profits for segments	¥171,729	¥191,010
Corporate profits (losses)	(10,175)	(9,491)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,570	2,948

Total consolidated income before income taxes	¥166,124	¥184,467

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Segment revenues:
Total revenues for segments	¥705,217	¥679,117
Revenues related to corporate assets	6,354	7,811
Revenues from inter-segment transactions	(4,568)	(4,167)

Total consolidated revenues	¥707,003	¥682,761

Segment profits:
Total profits for segments	¥85,243	¥99,503
Corporate profits (losses)	(6,333)	(5,903)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,650	1,475

Total consolidated income before income taxes	¥80,560	¥95,075

	Millions of yen
	March 31, 2023	September 30, 2023
Segment assets:
Total assets for segments	¥12,595,338	¥13,436,935
Cash and cash equivalents, restricted cash	1,366,908	1,054,230
Allowance for credit losses	(64,723)	(69,046)
Trade notes, accounts and other receivable	441,803	373,780
Other corporate assets	950,059	999,321

Total consolidated assets	¥15,289,385	¥15,795,220

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the six months ended September 30, 2022 and 2023.
For the six months ended September 30, 2022

	Millions of yen
	Six months ended September 30, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,065,266	¥109,392	¥190,158	¥1,364,816
Income before Income Taxes	87,212	24,916	53,996	166,124
For the six months ended September 30, 2023

	Millions of yen
	Six months ended September 30, 2023
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,020,846	¥127,510	¥211,379	¥1,359,735
Income before Income Taxes	129,856	20,516	34,095	184,467
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the three months ended September 30, 2022 and 2023.
For the three months ended September 30, 2022

	Millions of yen
	Three months ended September 30, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥549,794	¥60,575	¥96,634	¥707,003
Income before Income Taxes	36,346	16,791	27,423	80,560
For the three months ended September 30, 2023

	Millions of yen
	Three months ended September 30, 2023
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥509,496	¥64,030	¥109,235	¥682,761
Income before Income Taxes	66,176	9,069	19,830	95,075

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the six months ended September 30, 2022 and 2023.
For the six months ended September 30, 2022

	Millions of yen
	Six months ended September 30, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,804	¥1,446	¥216,680	¥1,832	¥0	¥0	¥0
Real estate sales	0	39,064	0	0	0	0	0
Asset management and servicing	161	3,173	0	136	0	223	34
Automobile related services	30,919	0	0	151	0	0	0
Facilities operation	0	24,609	0	0	0	0	0
Environment and energy services	1,749	24	40	107,095	0	0	0
Real estate management and brokerage	0	50,103	0	0	0	0	0
Real estate contract work	0	40,912	0	0	0	0	0
Other	18,770	779	15,531	538	1,288	3,274	5,060

Total revenues from contracts with customers	54,403	160,110	232,251	109,752	1,288	3,497	5,094

Geographical location
Japan	54,403	160,110	232,251	99,135	1,288	3,497	1,439
The Americas	0	0	0	0	0	0	0
Other	0	0	0	10,617	0	0	3,655

Total revenues from contracts with customers	54,403	160,110	232,251	109,752	1,288	3,497	5,094

Other revenues *	157,024	30,377	18,622	1,162	264,582	37,447	23,402

Segment revenues/Total revenues	¥211,427	¥190,487	¥250,873	¥110,914	¥265,870	¥40,944	¥28,496

	Millions of yen
	Six months ended September 30, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,267	¥0	¥658	¥224,687	¥1,260	¥225,947
Real estate sales	9	0	0	39,073	0	39,073
Asset management and servicing	10,226	98,373	0	112,326	(19)	112,307
Automobile related services	0	0	8,935	40,005	1	40,006
Facilities operation	0	0	0	24,609	388	24,997
Environment and energy services	914	0	0	109,822	(953)	108,869
Real estate management and brokerage	0	0	0	50,103	(750)	49,353
Real estate contract work	0	0	0	40,912	21	40,933
Other	2,793	41	1,069	49,143	2,971	52,114

Total revenues from contracts with customers	15,209	98,414	10,662	690,680	2,919	693,599

Geographical location
Japan	0	0	0	552,123	3,257	555,380
The Americas	15,209	36,694	0	51,903	0	51,903
Other	0	61,720	10,662	86,654	(338)	86,316

Total revenues from contracts with customers	15,209	98,414	10,662	690,680	2,919	693,599

Other revenues *	64,723	(8,578)	81,772	670,533	684	671,217

Segment revenues/Total revenues	¥79,932	¥89,836	¥92,434	¥1,361,213	¥3,603	¥1,364,816

For the six months ended September 30, 2023

	Millions of yen
	Six months ended September 30, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,135	¥1,730	¥114,149	¥1,658	¥0	¥0	¥97
Real estate sales	0	50,784	0	0	0	0	0
Asset management and servicing	145	4,858	0	92	0	294	28
Automobile related services	31,951	0	0	138	0	0	0
Facilities operation	0	37,754	0	0	0	0	0
Environment and energy services	1,598	25	38	78,964	0	0	0
Real estate management and brokerage	0	50,148	0	0	0	0	0
Real estate contract work	0	45,377	20,982	0	0	0	0
Other	18,727	841	17,108	368	1,416	2,817	2,971

Total revenues from contracts with customers	54,556	191,517	152,277	81,220	1,416	3,111	3,096

Geographical location
Japan	54,556	191,517	152,277	67,497	1,416	3,111	1,006
The Americas	0	0	0	0	0	0	0
Other	0	0	0	13,723	0	0	2,090

Total revenues from contracts with customers	54,556	191,517	152,277	81,220	1,416	3,111	3,096

Other revenues *	165,691	27,776	20,703	752	287,170	39,616	26,133

Segment revenues/Total revenues	¥220,247	¥219,293	¥172,980	¥81,972	¥288,586	¥42,727	¥29,229

	Millions of yen
	Six months ended September 30, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥226	¥0	¥153	¥120,148	¥2,863	¥123,011
Real estate sales	5	0	0	50,789	0	50,789
Asset management and servicing	8,697	101,374	23	115,511	(119)	115,392
Automobile related services	0	0	11,158	43,247	2	43,249
Facilities operation	0	0	0	37,754	578	38,332
Environment and energy services	459	0	0	81,084	(896)	80,188
Real estate management and brokerage	0	0	0	50,148	(664)	49,484
Real estate contract work	0	0	0	66,359	23	66,382
Other	2,383	(42)	634	47,223	4,680	51,903

Total revenues from contracts with customers	11,770	101,332	11,968	612,263	6,467	618,730

Geographical location
Japan	0	0	0	471,380	6,416	477,796
The Americas	11,770	38,402	0	50,172	0	50,172
Other	0	62,930	11,968	90,711	51	90,762

Total revenues from contracts with customers	11,770	101,332	11,968	612,263	6,467	618,730

Other revenues *	76,319	2,727	93,270	740,157	848	741,005

Segment revenues/Total revenues	¥88,089	¥104,059	¥105,238	¥1,352,420	¥7,315	¥1,359,735

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the three months ended September 30, 2022 and 2023.
For the three months ended September 30, 2022

	Millions of yen
	Three months ended September 30, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥1,445	¥781	¥111,496	¥1,107	¥0	¥0	¥0
Real estate sales	0	17,387	0	0	0	0	0
Asset management and servicing	90	1,342	0	100	0	118	17
Automobile related services	15,145	0	0	64	0	0	0
Facilities operation	0	14,064	0	0	0	0	0
Environment and energy services	878	11	26	62,310	0	0	0
Real estate management and brokerage	0	25,185	0	0	0	0	0
Real estate contract work	0	22,816	0	0	0	0	0
Other	9,295	473	7,956	200	652	1,636	2,625

Total revenues from contracts with customers	26,853	82,059	119,478	63,781	652	1,754	2,642

Geographical location
Japan	26,853	82,059	119,478	57,763	652	1,754	568
The Americas	0	0	0	0	0	0	0
Other	0	0	0	6,018	0	0	2,074

Total revenues from contracts with customers	26,853	82,059	119,478	63,781	652	1,754	2,642

Other revenues *	80,449	11,563	9,617	332	137,676	19,149	11,290

Segment revenues/Total revenues	¥107,302	¥93,622	¥129,095	¥64,113	¥138,328	¥20,903	¥13,932

	Millions of yen
	Three months ended September 30, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥564	¥0	¥213	¥115,606	¥719	¥116,325
Real estate sales	10	0	0	17,397	0	17,397
Asset management and servicing	4,607	48,586	0	54,860	(10)	54,850
Automobile related services	0	0	4,679	19,888	4	19,892
Facilities operation	0	0	0	14,064	173	14,237
Environment and energy services	510	0	0	63,735	(514)	63,221
Real estate management and brokerage	0	0	0	25,185	(352)	24,833
Real estate contract work	0	0	0	22,816	(31)	22,785
Other	763	23	805	24,428	1,267	25,695

Total revenues from contracts with customers	6,454	48,609	5,697	357,979	1,256	359,235

Geographical location
Japan	0	0	0	289,127	1,384	290,511
The Americas	6,454	18,267	0	24,721	0	24,721
Other	0	30,342	5,697	44,131	(128)	44,003

Total revenues from contracts with customers	6,454	48,609	5,697	357,979	1,256	359,235

Other revenues *	37,896	(2,470)	41,736	347,238	530	347,768

Segment revenues/Total revenues	¥44,350	¥46,139	¥47,433	¥705,217	¥1,786	¥707,003

For the three months ended September 30, 2023

	Millions of yen
	Three months ended September 30, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥935	¥918	¥58,736	¥853	¥0	¥0	¥62
Real estate sales	0	18,827	0	0	0	0	0
Asset management and servicing	84	2,748	0	53	0	152	14
Automobile related services	15,917	0	0	57	0	0	0
Facilities operation	0	20,693	0	0	0	0	0
Environment and energy services	775	12	25	43,360	0	0	0
Real estate management and brokerage	0	25,393	0	0	0	0	0
Real estate contract work	0	26,605	8,724	0	0	0	0
Other	9,815	552	8,700	158	752	1,457	1,498

Total revenues from contracts with customers	27,526	95,748	76,185	44,481	752	1,609	1,574

Geographical location
Japan	27,526	95,748	76,185	37,484	752	1,609	570
The Americas	0	0	0	0	0	0	0
Other	0	0	0	6,997	0	0	1,004

Total revenues from contracts with customers	27,526	95,748	76,185	44,481	752	1,609	1,574

Other revenues *	83,083	17,164	10,723	375	134,053	19,975	14,882

Segment revenues/Total revenues	¥110,609	¥112,912	¥86,908	¥44,856	¥134,805	¥21,584	¥16,456

	Millions of yen
	Three months ended September 30, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥192	¥0	¥10	¥61,706	¥1,602	¥63,308
Real estate sales	5	0	0	18,832	0	18,832
Asset management and servicing	4,810	52,424	12	60,297	(59)	60,238
Automobile related services	0	0	5,769	21,743	1	21,744
Facilities operation	0	0	0	20,693	305	20,998
Environment and energy services	355	0	0	44,527	(406)	44,121
Real estate management and brokerage	0	0	0	25,393	(341)	25,052
Real estate contract work	0	0	0	35,329	34	35,363
Other	1,210	(88)	340	24,394	1,943	26,337

Total revenues from contracts with customers	6,572	52,336	6,131	312,914	3,079	315,993

Geographical location
Japan	0	0	0	239,874	3,266	243,140
The Americas	6,572	20,135	0	26,707	0	26,707
Other	0	32,201	6,131	46,333	(187)	46,146

Total revenues from contracts with customers	6,572	52,336	6,131	312,914	3,079	315,993

Other revenues *	38,153	142	47,653	366,203	565	366,768

Segment revenues/Total revenues	¥44,725	¥52,478	¥53,784	¥679,117	¥3,644	¥682,761

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.